Condensed Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares HKD ($) shares	Shares subscription receivable HKD ($)	Additional paid-in capital HKD ($)	Retained earnings HKD ($)	Accumulated other comprehensive income HKD ($)	HKD ($) shares	USD ($) shares
Balance at Mar. 31, 2022	$ 78,498	$ (78,498)	$ 9,000	$ 18,742,733		$ 18,751,733	$ 2,394,093
Balance (in Shares) at Mar. 31, 2022	19,200,000
Net income				6,027,651		6,027,651	767,862
Foreign currency translation					12,562	12,562	(3,707)
Balance at Mar. 31, 2023	$ 78,498	(78,498)	9,000	24,770,384	12,562	$ 24,791,946	$ 3,158,248
Balance (in Shares) at Mar. 31, 2023	19,200,000					19,200,000	19,200,000
Net income				2,749,902		$ 2,749,902	$ 351,163
Foreign currency translation					23,026	23,026	10,647
Balance at Sep. 30, 2023	$ 78,498	(78,498)	9,000	27,520,286	35,588	27,564,874	3,520,058
Balance (in Shares) at Sep. 30, 2023	19,200,000
Balance at Mar. 31, 2023	$ 78,498	(78,498)	9,000	24,770,384	12,562	$ 24,791,946	$ 3,158,248
Balance (in Shares) at Mar. 31, 2023	19,200,000					19,200,000	19,200,000
Net income				5,262,779		$ 5,262,779	$ 672,481
Cumulative effect of adoption of CECL				315,328		315,328	40,293
Dividend payment				(7,830,000)		(7,830,000)	(1,000,000)
Foreign currency translation					(13,634)	(13,634)	7,423
Balance at Mar. 31, 2024	$ 78,498	(78,498)	9,000	22,518,491	(1,072)	$ 22,526,419	$ 2,878,445
Balance (in Shares) at Mar. 31, 2024	19,200,000					19,200,000	19,200,000
Net income				2,422,549		$ 2,422,549	$ 311,809
Foreign currency translation					(10,743)	(10,743)	19,587
Balance at Sep. 30, 2024	$ 78,498	$ (78,498)	$ 9,000	$ 24,941,040	$ (11,815)	$ 24,938,225	$ 3,209,841
Balance (in Shares) at Sep. 30, 2024	19,200,000					19,200,000	19,200,000